Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2035 Fund	May 30, 2024
Fidelity Freedom 2035 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.67%
Past 5 years	10.06%
Past 10 years	7.54%
Fidelity Freedom 2035 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.08%
Past 5 years	8.00%
Past 10 years	5.75%
Fidelity Freedom 2035 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.75%
Past 5 years	7.62%
Past 10 years	5.63%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Past 10 years	7.68%